Schedule of Change in Asset Retirement Obligation (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 1	$ 1,400,000
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 2	0
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 3	0
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 4	1,400,000
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 5	(209,070)
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 6	0
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 7	14,000
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 8	0
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 9	1,204,930
Asset Retirment Obligations Schedule Of Change In Asset Retirement Obligation 10	$ 1,400,000